Headline earnings - Schedule of earnings (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 311	$ (39)
Impairment on tangible assets and right of use assets	0	92
Taxation on impairment of tangible assets and right of use assets	0	(21)
Derecognition of assets	0	38
Taxation on derecognition of assets	0	(6)
(Profit) loss on disposal of tangible assets	1	(4)
Impairment (reversal) on equity-accounted investments	1	1
Headline earnings (loss)	$ 313	$ 61
Headline earnings (loss) per ordinary share (USD cents per share)	$ 0.74	$ 0.14
Diluted headline earnings (loss) per ordinary share (USD cents per share)	$ 0.74	$ 0.14